Related Party Transactions - Schedule of Related Party Balances (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Mr. Liang Lu [Member]
Related Party Transaction [Line Items]
Amount due from/ (due to) related parties		$ 61	$ 25
Bitmain [Member]
Related Party Transaction [Line Items]
Amount due from/ (due to) related parties	[1],[2]	28,491	31,512
Pledged Bitcoins- current		$ 9,397	$ 12,569

[1]	The Company had outstanding payables to Bitmain under a Framework Sales and Purchase Agreement relating to a mining machine order placed by one of its wholly-owned subsidiaries. To partially settle these payables, the Company issued 582,940 Class A ordinary shares (par value $0.0001 per share) to Bitmain at $4.15 per share, for the settlement of payables amounted to $2,419,200.
[2]	The amounts due from Bitmain as of June 30, 2025 and December 31, 2024 represented the net balance of hosting services fees payable, prepaid hash rate fees and mining equipment purchase price.